Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of share-based payment arrangements [Abstract]
Summary of share option activity
A summary of the share option activity for the Company’s Equity Award Plan is presented below:

	Year ended December 31,
	2018		2017		2016
	Number of options ’000	Weighted average exercise price US$	Number of options ’000	Weighted average exercise price US$	Number of options ’000	Weighted average exercise price US$
Outstanding at January 1	48,252	$4.39	38,185	$4.48	25,474	$5.17
Granted	18,873	5.62	17,364	4.23	18,407	3.56
Exercised	(6,186)	3.74	(3,287)	3.61	(1,829)	3.06
Forfeited	(3,557)	5.24	(4,010)	5.20	(3,867)	5.38
Outstanding at December 31	57,382	$4.81	48,252	$4.39	38,185	$4.48
Exercisable at December 31	18,152	$5.00	14,608	$5.02	11,285	$5.07

A summary of the share option activity for the 2004 Plan operated by LVS is presented below:

	Year ended December 31,
	2018		2017		2016
	Number of options ’000	Weighted average exercise price US$	Number of options ’000	Weighted average exercise price US$	Number of options ’000	Weighted average exercise price US$
Outstanding at January 1	198	$72.83	357	$71.20	547	$70.33
Granted	23	77.44	34	63.13	—	—
Exercised	(62)	66.18	(34)	51.09	(3)	36.55
Transfer-out(i)	—	—	(12)	22.90	(47)	59.51
Expired	(102)	80.08	(147)	75.93	(140)	72.51
Outstanding at December 31	57	$69.00	198	$72.83	357	$71.20
Exercisable at December 31	11	$63.13	164	$74.83	335	$71.63

____________________

(i)	Transfer-in and transfer-out represent movement of options owned by grantees who transferred from other subsidiaries of LVS to the Group, or vice versa.

Disclosure of range of exercise prices of outstanding share options
The range of exercise prices and the weighted average remaining contractual life of the above share options outstanding as at the dates indicated are as follows:

	December 31,
	2018		2017		2016
Range of exercise prices	Number of options outstanding	Weighted average remaining contractual life	Number of options outstanding	Weighted average remaining contractual life	Number of options outstanding	Weighted average remaining contractual life
US$	‘000	(years)	‘000	(years)	‘000	(years)
1.01 - 2.00	811	1.29	893	2.30	893	3.30
2.01 - 3.00	283	2.80	470	3.74	1,085	4.67
3.01 - 4.00	14,805	6.94	19,311	7.79	22,624	8.75
4.01 - 5.00	18,673	8.00	20,108	8.76	4,715	7.62
5.01 - 6.00	15,991	9.01	592	5.82	592	6.82
6.01 - 7.00	2,227	7.26	1,868	6.56	2,006	7.55
7.01 - 8.00	2,554	5.29	2,972	6.28	3,637	7.27
8.01 - 9.00	2,038	5.21	2,038	6.21	2,633	7.21
	57,382	7.64	48,252	7.82	38,185	8.03

The range of exercise prices and the weighted average remaining contractual life of the above share options outstanding as at the dates indicated are as follows:

	December 31,
	2018		2017		2016
Range of exercise prices	Number of options outstanding	Weighted average remaining contractual life	Number of options outstanding	Weighted average remaining contractual life	Number of options outstanding	Weighted average remaining contractual life
US$	‘000	(years)	‘000	(years)	‘000	(years)
20.01 - 30.00	—	0.00	—	0.00	24	3.38
60.01 - 70.00	34	8.81	96	3.62	102	2.90
70.01 - 80.00	23	9.07	—	0.00	103	0.37
80.01 - 90.00	—	0.00	102	0.22	118	1.22
90.01 - 100.00	—	0.00	—	0.00	5	0.65
110.01 - 120.00	—	0.00	—	0.00	5	0.86
	57	8.92	198	1.87	357	1.59

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The fair value of each option grant was estimated on the grant date using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year ended December 31,
	2018	2017	2016
Expected volatility	36.0%	36.9%	40.8%
Expected life (years)	4.7	4.4	4.4
Risk-free annual interest rate	1.7%	1.3%	1.2%
Expected dividends	5.8%	6.6%	5.5%
Weighted average share price at the date of grant (US$)	$5.58	$4.23	$3.50
Weighted average exercise price (US$)	$5.62	$4.23	$3.56
Weighted average fair value of each share option granted by the Company (US$)	$1.01	$0.71	$0.73
The fair value of each option grant under the 2004 Plan was estimated on the grant date using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year ended December 31,
	2018	2017	2016
Expected volatility	25.0%	25.4%	—%
Expected life (years)	5.5	5.0	0.0
Risk-free annual interest rate	2.5%	2.0%	—%
Dividend yield	3.9%	4.6%	—%
Weighted average share price (US$)	$77.44	$63.13	$—
Weighted average exercise price (US$)	$77.44	$63.13	$—
Weighted average fair value of each share option granted by LVS (US$)	$12.67	$8.82	$—

Summary of restricted share units activity
Summaries of the unvested restricted share units under the Company’s Equity Award Plan are presented below:

	Year ended December 31,
	2018		2017		2016
	Number of restricted share units ’000	Weighted average grant date fair value US$	Number of restricted share units ’000	Weighted average grant date fair value US$	Number of restricted share units ’000	Weighted average grant date fair value US$
Equity-settled
Unvested at January 1	—	$—	852	$7.51	1,402	$7.29
Granted	—	—	—	—	—	—
Modified to cash-settled	—	—	(852)	7.51	(284)	7.13
Forfeited	—	—	—	—	(266)	6.76
Unvested at December 31	—	$—	—	$—	852	$7.51

	Year ended December 31,
	2018		2017		2016
	Number of restricted share units ’000	Weighted average grant date fair value US$	Number of restricted share units ’000	Weighted average grant date fair value US$	Number of restricted share units ’000	Weighted average grant date fair value US$
Cash-settled
Unvested at January 1	852	$7.51	236	$7.13	798	$5.89
Modified from equity-settled	—	—	852	7.51	284	7.13
Vested	(852)	7.51	(236)	7.13	(846)	5.96
Unvested at December 31	—	$—	852	$7.51	236	$7.13

A summary of the unvested restricted shares and units under the 2004 Plan operated by LVS is presented below:

	Year ended December 31,
	2018		2017		2016
	Number of restricted shares and units ’000	Weighted average grant date fair value US$	Number of restricted shares and units ’000	Weighted average grant date fair value US$	Number of restricted shares and units ’000	Weighted average grant date fair value US$
Unvested at January 1	—	$—	35	$64.78	46	$62.73
Granted	—	—	—	—	—	—
Vested	—	—	(35)	64.78	(11)	56.07
Unvested at December 31	—	$—	—	$—	35	$64.78